Share based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share based compensation	Share based compensation
The share-based compensation expense for our share options and Restricted Stock Unit ("RSU") plans in the Consolidated Statements of Operations are as follows:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Share-based compensation expense (1)	8	5	—	9
Total share-based compensation expense	8	5	—	9
(1)The $9 million expense for the period from January 1, 2018 through July 1, 2018 included a charge of $6 million for schemes cancelled on emergence from the Previous Chapter 11 Proceedings. This was classified within reorganization items.
On August 16, 2018, we established an employee incentive plan with a limit of 11.1 million of our common shares.
On September 4, 2018 we made a grant of 0.5 million RSUs to certain employees and directors under the employee incentive plan. The awards were subject to a service condition and vest 33% per year over the three-year period to September 4, 2021. On September 4, 2019, the first tranche of RSUs vested and 0.2 million of our common shares were issued to employees and directors.
On April 26, 2019, we made a grant of 1.7 million performance shares to certain employees under our employee incentive plan. The awards are subject to service and performance conditions and the vesting period ends on March 31, 2022.
On August 23, 2019, we made a grant of 0.3 million restricted stock units to directors. The awards were subject to a service condition and vest 33% per year over the three-year period to August 23, 2022.
On July 29, 2020, we made a one-off compensatory cash payment to holders of performance share unit and restricted share unit awards that had been granted under our company incentive plans that amounted to $0.5 million. On cancellation of the schemes the remaining charge relating to the unvested awards have been expensed to the consolidated statement of operations. Company Directors and Senior Management held 510,234 performance share units and 188,369 restricted stock units, which resulted in a cash payment of $0.2 million.
The compensation cost for non-vested awards not yet recognized as at December 31, 2020 is nil (December 31, 2019: $9 million).